UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
(Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
(Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Item 1.  Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
August 31, 2010 (Unaudited)

COMMON STOCKS – 45.6% Description	Shares	Value

Consumer Discretionary – 6.3%
Multiline Retail – 2.0%
Kohl's Corp. (1)	75,600	$3,551,688

Specialty Retail – 4.3%
Childrens Place Retail Stores, Inc. (1)	60,500	2,641,430
O'Reilly Automotive, Inc. (1)	100,800	4,764,816
		7,406,246
		10,957,934

Consumer Staples – 3.9%
Food & Staples Retailing – 2.3%
Wal-Mart Stores, Inc.	80,800	4,051,312

Food Products – 1.6%
Zhongpin, Inc. (1)	169,296	2,708,736
		6,760,048

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Suncor Energy, Inc.	59,100	1,788,366

Financials – 2.1%
Consumer Finance – 1.4%
Capital One Financial Corp.	65,200	2,468,472

Diversified Financial Services – 0.7%
JPMorgan Chase & Co.	33,400	1,214,424
		3,682,896

Health Care – 4.3%
Health Care Providers & Services – 1.6%
CVS Caremark Corp.	102,520	2,768,040

Life Sciences Tools & Services – 2.7%
Agilent Technologies, Inc. (1)	89,000	2,400,330
Thermo Fisher Scientific, Inc. (1)	58,340	2,457,281
		4,857,611
		7,625,651

Industrials – 3.4%
Airlines – 1.1%
Continental Airlines, Inc., Class B (1)	88,500	1,977,090

Machinery – 1.1%
Lindsay Corp.	51,300	1,891,431

Trading Companies & Distributors – 1.2%
GATX Corp.	74,700	2,039,310
		5,907,831

Information Technology – 12.1%
Communications Equipment – 3.0%
F5 Networks, Inc. (1)	39,400	3,444,742
Harris Corp.	41,900	1,762,733
		5,207,475

Computers & Peripherals – 3.3%
Apple, Inc. (1)	15,500	3,772,235

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

NCR Corp. (1)	150,200	$1,930,070
		5,702,305

Electronic Equipment & Instruments – 1.6%
Corning, Inc.	182,400	2,860,032

Semiconductors & Semiconductor Equipment – 0.8%
Veeco Instruments, Inc. (1)	43,800	1,455,474

Software – 3.4%
Microsoft Corp.	176,700	4,148,916
Take-Two Interactive Software, Inc. (1)	212,900	1,771,328
		5,920,244
		21,145,530

Materials – 7.6%
Chemicals – 5.1%
Albemarle Corp.	76,200	3,054,858
Monsanto Co.	44,500	2,342,925
Potash Corp. of Saskatchewan, Inc.	24,200	3,563,450
		8,961,233

Metals & Mining – 2.5%
Newmont Mining Corp.	72,000	4,415,040
		13,376,273

Telecommunication Services – 4.9%
Diversified Telecommunication Services – 4.9%
Qwest Communications International, Inc.	826,300	4,668,595
Verizon Communications, Inc.	135,600	4,001,556
		8,670,151

TOTAL COMMON STOCKS (Cost $72,543,960)		79,914,680

EXCHANGE-TRADED FUNDS – 2.4%
SPDR Gold Trust (1)	34,000	4,150,720

Total Exchange-Traded Funds (Cost $4,001,023)		4,150,720

SHORT-TERM INVESTMENTS – 60.0%
UMB Bank Money Market Fiduciary, 0.030% (2)(3)	104,986,392	104,986,392

Total Short-Term Investments (Cost $104,986,392)		104,986,392

Total Investments – 108.0% (Cost $181,531,375)		189,051,792

Segregated Cash with Brokers – 32.9%		57,665,718
Securities Sold Short – (40.1)%		(70,226,585)
Liabilities in excess of Other Assets – (0.8)%		(1,412,109)
Total Net Assets – 100.0%		$175,078,816

(1) Non-income producing security.
(2) Variable rate security; the coupon rate represents the rate at August 31, 2010.
(3) As of the period ended August 31, 2010, cash value of $57,976,653 was held in a segregated account as collateral for securities sold short.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

COMMON STOCKS SOLD SHORT– 35.6% Description	Shares	Value

Consumer Discretionary – 4.2%
Hotels, Restaurants & Leisure – 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	66,300	$3,098,199

Household Durables – 1.5%
Ethan Allen Interiors, Inc.	51,230	691,093
Mohawk Industries, Inc. (1)	43,180	1,913,306
		2,604,399

Textiles, Apparel & Luxury Goods – 1.0%
Polo Ralph Lauren Corp.	23,000	1,742,020
		7,444,618

Consumer Staples – 2.0%
Household Products – 2.0%
Church & Dwight Co., Inc.	57,100	3,496,233

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Atlas Energy, Inc. (1)	63,900	1,738,080

Financials – 1.3%
Commercial Banks – 1.3%
SunTrust Banks, Inc.	102,100	2,296,229

Health Care – 5.2%
Health Care Equipment & Supplies – 2.2%
NuVasive, Inc. (1)	55,600	1,631,860
Wright Medical Group, Inc. (1)	162,000	2,149,740
		3,781,600

Health Care Providers & Services – 1.8%
Humana, Inc. (1)	64,900	3,101,571

Health Care Technology – 1.2%
Computer Programs & Systems, Inc.	52,500	2,145,150
		9,028,321

Industrials – 3.4%
Aerospace & Defense – 1.1%
Precision Castparts Corp.	17,600	1,991,968

Machinery – 2.3%
Caterpillar, Inc.	34,500	2,248,020
Manitowoc Co., Inc.	185,500	1,699,180
		3,947,200
		5,939,168

Information Technology – 11.8%
Electronic Equipment & Instruments – 4.2%
AU Optronics Corp. - ADR (1)	301,930	2,599,617
Garmin, Ltd.	68,400	1,820,124
Trimble Navigation, Ltd. (1)	101,900	2,866,447
		7,286,188

IT Services – 1.2%
Alliance Data Systems Corp. (1)	38,800	2,180,172

Semiconductors & Semiconductor Equipment – 2.5%
Aixtron A.G. - ADR	78,000	1,924,260

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

Fairchild Semiconductor International, Inc. (1)	309,100	$2,389,343
		4,313,603

Software – 3.9%
Autodesk, Inc. (1)	79,800	2,214,450
Citrix Systems, Inc. (1)	80,700	4,675,758
		6,890,208
		20,670,171

Materials – 3.2%
Metals & Mining – 3.2%
Aluminum Corp. of China, Ltd. - ADR (1)	134,000	2,653,200
United States Steel Corp.	68,600	2,916,186
		5,569,386

Telecommunication Services – 3.5%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	155,300	4,197,759

Wireless Telecommunication Services – 1.1%
Telephone & Data Systems, Inc.	66,800	1,929,852
		6,127,611

Total Common Stocks Sold Short (Proceeds $63,520,469)		62,309,817

EXCHANGE-TRADED FUNDS SOLD SHORT – 4.5%
SPDR S&P Retail ETF	220,400	7,916,768

Total Exchange-Traded Funds Sold Short (Proceeds $8,730,266)		7,916,768

TOTAL SECURITIES SOLD SHORT (Proceeds $72,250,735)		$70,226,585

(1) Non-income producing security.

ADR - American Depository Receipt

ETF – Exchange-Traded Fund

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT-
August 31, 2010 (Unaudited)

Federal Income Taxes

At August 31, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$181,531,375
Proceeds from securities sold short	(72,128,650)
Unrealized appreciation	$16,883,560
Unrealized depreciation	(7,461,078)
Net unrealized appreciation (depreciation) on investments and securities sold short	$9,422,482

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of the Fund’s investments. The three broad levels of the hierarchy are described below:

▪	Level 1 – quoted prices for active markets for identical securities;
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);
▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010:

Nakoma Absolute Return Fund

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks*	$79,914,680	$-	$-	$79,914,680
Exchange-Traded Funds Sold Short	4,150,720	-	-	4,150,720
Short-Term Investments	104,986,392	-	-	104,986,392
Total Investments	$189,051,792	$-	$-	$189,051,792

Common Stocks Sold Short*	62,309,817	-	-	62,309,817
Exchange-Traded Funds Sold Short	7,916,768	-	-	7,916,768
Total Securities Sold Short	$70,226,585	$-	$-	$70,226,585

*Please refer to the Schedule of Investments and Securities Sold Short to view common stocks segregated by industry type.

The Fund did not hold any Level 2 or Level 3 securities during the quarter ended August 31, 2010.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended August 31, 2010 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
October 8, 2010